UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez, President
Hotchkis and Wiley Funds
725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Name and address of agent for service)

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

Hotchkis and Wiley Core Value Fund
Schedule of Investments
March 31, 2007
(Unaudited)

	Shares	Value
COMMON STOCKS - 97.85%
Aerospace & Defense - 4.44%
Empresa Brasileira de Aeronautica SA ADR	437,700	$20,072,922
Lockheed Martin Corporation	73,900	7,169,778
Northrop Grumman Corporation	812,500	60,303,750
		87,546,450
Auto Components - 1.00%
Magna International, Inc.	261,400	19,633,754
Chemicals - 0.06%
The Mosaic Company (a)	45,700	1,218,362
Commercial Banks - 1.93%
Comerica, Inc.	318,000	18,800,160
KeyCorp	248,300	9,303,801
UnionBanCal Corporation	157,200	9,969,624
		38,073,585
Diversified Financial Services - 5.02%
Bank of America Corporation	650,222	33,174,326
JPMorgan Chase & Company	1,361,500	65,869,370
		99,043,696
Electric Utilities - 7.16%
Entergy Corporation	26,300	2,759,396
Exelon Corporation	1,323,600	90,944,556
FPL Group, Inc.	776,200	47,480,154
		141,184,106
Food & Staples Retailing - 3.88%
Safeway, Inc.	749,500	27,461,680
Supervalu, Inc.	1	39
Wal-Mart Stores, Inc.	1,047,000	49,156,650
		76,618,369
Food Products - 1.00%
Unilever PLC ADR	658,660	19,805,906
Health Care Providers & Services - 0.96%
Tenet Healthcare Corporation (a)	2,937,500	18,888,125
Hotels, Restaurants & Leisure - 3.08%
Harrah's Entertainment, Inc.	134,800	11,383,860
McDonald's Corporation	216,100	9,735,305
Wyndham Worldwide Corporation (a)	605,280	20,670,312
Yum! Brands, Inc.	327,600	18,922,176
		60,711,653
Household Durables - 7.31%
Centex Corporation	1,705,500	71,255,790
Lennar Corporation - Class A	869,500	36,701,595
Pulte Homes, Inc.	1,368,400	36,207,864
		144,165,249
Industrial Conglomerates - 4.28%
Tyco International Limited	2,674,900	84,393,095
Insurance - 14.48%
Assurant, Inc.	163,500	8,768,505
Conseco, Inc. (a)	913,400	15,801,820
Genworth Financial, Inc.	1,649,000	57,616,060
Hartford Financial Services Group, Inc.	98,900	9,452,862
MetLife, Inc.	753,900	47,608,785
Prudential Financial, Inc.	123,000	11,101,980
The Travelers Companies, Inc.	1,272,100	65,856,617
Unum Group	1,809,000	41,661,270
XL Capital Limited	395,500	27,669,180
		285,537,079
IT Services - 6.08%
Electronic Data Systems Corporation	3,096,500	85,711,120
First Data Corporation	1,271,100	34,192,590
		119,903,710
Machinery - 2.10%
Flowserve Corporation (a)	724,600	41,439,874
Media - 4.45%
Idearc, Inc.	501,000	17,585,100
Interpublic Group of Companies, Inc. (a)	2,757,700	33,947,287
R.H. Donnelley Corporation (a)	511,300	36,246,057
		87,778,444
Metals & Mining - 2.98%
Alcoa, Inc.	1,731,500	58,697,850
Oil, Gas & Consumable Fuels - 3.79%
Petro-Canada	405,700	15,907,497
Royal Dutch Shell PLC ADR	571,100	38,040,971
Sunoco, Inc.	296,100	20,857,284
		74,805,752
Paper & Forest Products - 1.23%
Weyerhaeuser Company	324,600	24,260,604
Pharmaceuticals - 2.13%
Schering-Plough Corporation	1,646,200	41,994,562
Real Estate Management & Development - 2.49%
Realogy Corporation (a)	488,275	14,457,823
The St. Joe Company	663,500	34,707,685
		49,165,508
Road & Rail - 0.29%
Avis Budget Group, Inc. (a)	210,740	5,757,417
Software - 9.98%
BMC Software, Inc. (a)	620,100	19,092,879
CA, Inc.	3,817,406	98,908,990
Microsoft Corporation	2,828,300	78,824,721
		196,826,590
Specialty Retail - 2.68%
Home Depot, Inc.	1,438,700	52,857,838
Thrifts & Mortgage Finance - 4.07%
Freddie Mac	967,800	57,574,422
Washington Mutual, Inc.	560,800	22,645,104
		80,219,526
Tobacco - 0.98%
Altria Group, Inc.	220,900	19,397,229

Total investments - 97.85% (Cost $1,795,431,269)		1,929,924,333

Time deposit* - 2.33%		45,935,574

Liabilities in excess of other assets - (0.18%)		(3,605,788)

Net assets - 100.00%		$1,972,254,119

(a) - Non-income producing security.
ADR - American Depository Receipt.
* - Time deposit bears interest at 4.68% and matures on 4/2/2007.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Hotchkis and Wiley Large Cap Value Fund
Schedule of Investments
March 31, 2007
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 97.76%
Aerospace & Defense - 3.40%
Lockheed Martin Corporation	188,000	$18,239,760
Northrop Grumman Corporation	2,552,100	189,416,862
		207,656,622
Auto Components - 1.02%
Magna International, Inc.	829,700	62,318,767
Chemicals - 3.74%
Eastman Chemical Company	3,616,000	229,001,280
Commercial Banks - 2.06%
Comerica, Inc.	1,019,600	60,278,752
UnionBanCal Corporation	1,038,200	65,842,644
		126,121,396
Diversified Financial Services - 5.30%
Bank of America Corporation	2,073,733	105,801,858
JPMorgan Chase & Company	4,514,500	218,411,510
		324,213,368
Electric Utilities - 7.76%
Entergy Corporation	59,600	6,253,232
Exelon Corporation	4,318,200	296,703,522
FPL Group, Inc.	2,804,500	171,551,265
		474,508,019
Food & Staples Retailing - 2.51%
Wal-Mart Stores, Inc.	3,266,400	153,357,480
Food Products - 1.01%
Unilever PLC ADR	2,057,819	61,878,617
Health Care Providers & Services - 1.50%
Tenet Healthcare Corporation (a)	14,301,300	91,957,359
Hotels, Restaurants & Leisure - 2.98%
Harrah's Entertainment, Inc.	520,727	43,975,395
Wyndham Worldwide Corporation (a)	1,678,159	57,309,130
Yum! Brands, Inc.	1,397,200	80,702,272
		181,986,797
Household Durables - 5.83%
Centex Corporation	1,822,400	76,139,872
Lennar Corporation - Class A	4,464,000	188,425,440
Lennar Corporation - Class B	2,336,820	92,140,813
		356,706,125
Industrial Conglomerates - 4.53%
Tyco International Limited	8,784,800	277,160,440
Insurance - 15.30%
Genworth Financial, Inc.	5,415,100	189,203,594
The Hanover Insurance Group, Inc.	1,724,200	79,520,104
MetLife, Inc.	2,990,000	188,818,500
The Travelers Companies, Inc.	2,969,100	153,710,307
Unum Group	8,825,800	203,258,174
XL Capital Limited	1,726,800	120,806,928
		935,317,607
IT Services - 6.19%
Electronic Data Systems Corporation	9,879,900	273,475,632
First Data Corporation	3,904,800	105,039,120
		378,514,752
Machinery - 1.22%
SPX Corporation	1,064,000	74,692,800
Media - 2.88%
Idearc, Inc.	5,014,400	176,005,440
Metals & Mining - 3.00%
Alcoa, Inc.	5,410,148	183,404,017
Oil, Gas & Consumable Fuels - 3.56%
Royal Dutch Shell PLC ADR	1,780,400	118,592,444
Sunoco, Inc.	1,167,100	82,210,524
Tesoro Corporation	165,000	16,570,950
		217,373,918
Paper & Forest Products - 1.20%
Weyerhaeuser Company	978,100	73,103,194
Real Estate Management & Development - 1.99%
Realogy Corporation (a)	4,107,298	121,617,094
Road & Rail - 0.37%
Avis Budget Group, Inc. (a)	839,080	22,923,665
Software - 11.00%
BMC Software, Inc. (a)	3,617,000	111,367,430
CA, Inc.	12,157,341	314,996,705
Microsoft Corporation	8,837,000	246,287,190
		672,651,325
Specialty Retail - 2.89%
Home Depot, Inc.	4,806,900	176,605,506
Textiles, Apparel & Luxury Goods - 1.66%
Jones Apparel Group, Inc.	3,307,000	101,624,110
Thrifts & Mortgage Finance - 3.68%
Freddie Mac	2,946,900	175,311,081
Washington Mutual, Inc.	1,238,000	49,990,440
		225,301,521
Tobacco - 1.18%
Altria Group, Inc.	824,600	72,408,126

Total investments - 97.76% (Cost $5,300,352,345)		5,978,409,345

Time deposit* - 2.62%		160,307,537

Liabilities in excess of other assets - (0.38%)		(23,503,020)

Net assets - 100.00%		$6,115,213,862

(a) - Non-income producing security.
ADR - American Depository Receipt.
* - Time deposit bears interest at 4.68% and matures on 4/2/2007.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Hotchkis and Wiley Mid-Cap Value Fund
Schedule of Investments
March 31, 2007
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 96.91%
Aerospace & Defense - 1.02%
Empresa Brasileira de Aeronautica SA ADR	1,090,800	$50,024,088
Auto Components - 1.03%
Magna International, Inc.	674,300	50,646,673
Chemicals - 8.69%
Agrium, Inc.	3,515,000	134,729,950
Eastman Chemical Company	2,809,800	177,944,634
FMC Corporation	597,400	45,061,882
Lubrizol Corporation	1,196,200	61,640,186
The Mosaic Company (a)	293,400	7,822,044
		427,198,696
Commercial Banks - 3.89%
Comerica, Inc.	1,537,500	90,897,000
UnionBanCal Corporation	1,582,500	100,362,150
		191,259,150
Commercial Services & Supplies - 2.29%
IKON Office Solutions, Inc. (b)	7,825,700	112,455,309
Electric Utilities - 2.47%
FPL Group, Inc.	1,983,900	121,355,163
Food & Staples Retailing - 2.85%
BJ's Wholesale Club, Inc. (a)	2,671,500	90,376,845
Safeway, Inc.	1,352,700	49,562,928
		139,939,773
Gas Utilities - 0.89%
Southern Union Company	1,444,791	43,907,206
Health Care Providers & Services - 1.09%
Tenet Healthcare Corporation (a)	8,341,400	53,635,202
Hotels, Restaurants & Leisure - 2.54%
Harrah's Entertainment, Inc.	766,000	64,688,700
Yum! Brands, Inc.	1,037,600	59,931,776
		124,620,476
Household Durables - 7.21%
Beazer Homes USA, Inc.	527,700	15,319,131
Centex Corporation	2,931,000	122,457,180
Furniture Brands International, Inc.	1,255,600	19,813,368
Pulte Homes, Inc.	4,800,600	127,023,876
Toll Brothers, Inc. (a)	2,540,200	69,550,676
		354,164,231
Insurance - 14.44%
Assurant, Inc.	767,800	41,177,114
CNA Financial Corporation (a)	1,725,724	74,361,447
Conseco, Inc. (a)	7,400,200	128,023,460
Genworth Financial, Inc.	4,220,800	147,474,752
The Hanover Insurance Group, Inc.	1,379,400	63,617,928
Unum Group	7,045,900	162,267,077
XL Capital Limited	1,324,700	92,676,012
		709,597,790
IT Services - 5.91%
BearingPoint, Inc. (a)	4,124,300	31,592,138
Electronic Data Systems Corporation	7,894,200	218,511,456
Unisys Corporation (a)	4,780,600	40,300,458
		290,404,052
Machinery - 4.35%
Flowserve Corporation	2,706,800	154,801,892
SPX Corporation	839,400	58,925,880
		213,727,772
Marine - 1.05%
Alexander & Baldwin, Inc.	1,026,800	51,791,792
Media - 7.88%
Dow Jones & Company, Inc. (b)	4,293,100	147,983,157
Idearc, Inc.	694,200	24,366,420
Interpublic Group of Companies, Inc. (a)	4,310,300	53,059,793
R.H. Donnelley Corporation (a)	1,689,966	119,801,690
Valassis Communications, Inc. (a)(b)	2,456,500	42,227,235
		387,438,295
Oil, Gas & Consumable Fuels - 1.78%
Sunoco, Inc.	984,700	69,362,268
Tesoro Corporation	179,400	18,017,142
		87,379,410
Real Estate Investment Trusts - 0.96%
American Home Mortgage Investment Corporation	1,746,700	47,143,433
Real Estate Management & Development - 8.47%
MI Developments, Inc. (b)	3,420,300	127,885,017
Realogy Corporation (a)	3,809,600	112,802,256
The St. Joe Company	3,357,400	175,625,594
		416,312,867
Road & Rail - 4.27%
Avis Budget Group, Inc. (a)	2,790,350	76,232,362
Con-way, Inc. (b)	2,680,800	133,611,072
		209,843,434
Software - 8.14%
BMC Software, Inc. (a)	2,791,400	85,947,206
CA, Inc.	9,534,844	247,047,808
Novell, Inc. (a)	9,290,800	67,079,576
		400,074,590
Specialty Retail - 3.56%
Foot Locker, Inc.	3,629,000	85,462,950
Rent-A-Center, Inc. (a)	3,190,700	89,275,786
		174,738,736
Textiles, Apparel & Luxury Goods - 2.13%
Jones Apparel Group, Inc.	3,397,400	104,402,102

Total investments - 96.91% (Cost $4,086,278,047)		4,762,060,240

Time deposit* - 3.58%		175,992,094

Liabilities in excess of other assets - (0.49%)		(24,054,288)

Net assets - 100.00%		$4,913,998,046

(a) - Non-income producing security.
(b) - Affiliated issuer.
ADR - American Depository Receipt.
* - Time deposit bears interest at 4.68% and matures on 4/2/2007.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Hotchkis and Wiley Small Cap Value Fund
Schedule of Investments
March 31, 2007
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 99.00%
Aerospace & Defense - 0.98%
EDO Corporation	244,100	$6,395,420
Chemicals - 7.60%
Agrium, Inc.	474,200	18,176,086
CF Industries Holdings, Inc.	59,100	2,278,305
Lubrizol Corporation	146,800	7,564,604
Pioneer Companies, Inc. (a)	335,200	9,264,928
Tronox, Inc. - Class A	401,200	5,777,280
Tronox, Inc. - Class B	458,100	6,404,238
		49,465,441
Commercial Services & Supplies - 12.29%
Bowne & Company, Inc.	393,100	6,183,463
IKON Office Solutions, Inc.	1,400,200	20,120,874
Kelly Services, Inc.	816,700	26,297,740
PHH Corporation (a)	461,700	14,109,552
Spherion Corporation (a)	1,505,900	13,282,038
		79,993,667
Electric Utilities - 1.66%
Great Plains Energy, Inc.	331,900	10,770,155
Food & Staples Retailing - 4.20%
BJ's Wholesale Club, Inc. (a)	421,700	14,266,111
Pathmark Stores, Inc. (a)	727,800	9,315,840
Winn-Dixie Stores, Inc. (a)	213,500	3,768,275
		27,350,226
Gas Utilities - 1.66%
Southern Union Company	355,662	10,808,568
Hotels, Restaurants & Leisure - 4.69%
Lodgian, Inc. (a)(b)	1,573,109	21,016,736
Sunterra Corporation (a)	604,600	9,492,220
		30,508,956
Household Durables - 12.92%
Beazer Homes USA, Inc.	358,200	10,398,546
Brookfield Homes Corporation	224,664	7,211,714
California Coastal Communities, Inc. (a)	165,600	3,360,024
Comstock Homebuilding Companies, Inc. (a)	228,000	923,400
Furniture Brands International, Inc.	503,200	7,940,496
MDC Holdings, Inc.	622,900	29,942,803
Meritage Homes Corp. (a)	99,800	3,205,576
Russ Berrie & Company, Inc. (a)	168,600	2,377,260
WCI Communities, Inc. (a)	877,200	18,719,448
		84,079,267
Insurance - 8.29%
Conseco, Inc. (a)	302,900	5,240,170
Employers Holdings, Inc. (a)	316,000	6,326,320
The Hanover Insurance Group, Inc.	477,800	22,036,136
KMG America Corporation (a)	580,400	2,687,252
PMA Capital Corporation (a)	405,700	3,809,523
Quanta Capital Holdings Limited (a)	487,400	1,018,666
United America Indemnity Limited (a)	554,128	12,855,770
		53,973,837
IT Services - 2.09%
BearingPoint, Inc. (a)	825,800	6,325,628
Unisys Corporation (a)	863,500	7,279,305
		13,604,933
Machinery - 3.37%
Flowserve Corporation	364,000	20,817,160
Miller Industries, Inc. (a)	52,300	1,140,663
		21,957,823
Marine - 2.51%
Alexander & Baldwin, Inc.	323,200	16,302,208
Media - 9.07%
Live Nation, Inc. (a)	380,600	8,396,036
R.H. Donnelley Corporation (a)	98,400	6,975,576
Valassis Communications, Inc. (a)	1,343,200	23,089,608
Westwood One, Inc.	2,989,000	20,534,430
		58,995,650
Oil, Gas & Consumable Fuels - 3.38%
Foundation Coal Holdings, Inc.	433,500	14,886,390
Overseas Shipholding Group, Inc.	114,000	7,136,400
		22,022,790
Real Estate Investment Trusts - 4.37%
Capital Lease Funding, Inc.	1,165,400	12,481,434
Eagle Hospitality Properties Trust, Inc.	483,400	5,389,910
Fieldstone Investment Corporation	584,800	1,795,336
Government Properties Trust, Inc.	66,700	713,690
Lexington Realty Trust	380,700	8,044,191
		28,424,561
Real Estate Management & Development - 6.59%
MI Developments, Inc.	926,500	34,641,835
The St. Joe Company	85,700	4,482,967
Thomas Properties Group, Inc.	243,400	3,777,568
		42,902,370
Road & Rail - 4.30%
Avis Budget Group, Inc. (a)	375,750	10,265,490
Con-way, Inc.	355,700	17,728,088
		27,993,578
Software - 1.91%
Agile Software Corporation (a)	509,200	3,538,940
Novell, Inc. (a)	1,227,900	8,865,438
		12,404,378
Specialty Retail - 2.54%
Eddie Bauer Holdings, Inc. (a)	402,800	4,579,836
Rent-A-Center, Inc. (a)	426,900	11,944,662
		16,524,498
Textiles, Apparel & Luxury Goods - 4.58%
The Warnaco Group, Inc. (a)	1,049,300	29,800,120

Total investments - 99.00% (Cost $531,853,119)		644,278,446

Time deposit* - 1.75%		11,369,574

Liabilities in excess of other assets - (0.75%)		(4,864,482)

Net assets - 100.00%		$650,783,538

(a) - Non-income producing security.
(b) - Affiliated issuer.
ADR - American Depository Receipt.
* - Time deposit bears interest at 4.68% and matures on 4/2/2007.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Hotchkis and Wiley All Cap Value Fund
Schedule of Investments
March 31, 2007
(Unaudited)
	Shares
	Held	Value
COMMON STOCKS - 97.62%
Chemicals - 3.14%
Eastman Chemical Company	79,900	$5,060,067
Commercial Services & Supplies - 2.97%
IKON Office Solutions, Inc.	333,400	4,790,958
Health Care Providers & Services - 1.79%
Tenet Healthcare Corporation (a)	449,200	2,888,356
Household Durables - 11.04%
Lennar Corporation - Class A	105,500	4,453,155
Lennar Corporation - Class B	46,600	1,837,438
MDC Holdings, Inc.	78,200	3,759,074
WCI Communities, Inc. (a)	362,600	7,737,884
		17,787,551
Industrial Conglomerates - 3.76%
Tyco International Limited	192,200	6,063,910
Insurance - 14.37%
The Hanover Insurance Group, Inc.	78,100	3,601,972
The Travelers Companies, Inc.	86,500	4,478,105
Unum Group	369,900	8,518,797
XL Capital Limited	93,800	6,562,248
		23,161,122
IT Services - 7.93%
Electronic Data Systems Corporation	461,600	12,777,088
Machinery - 13.72%
Flowserve Corporation	135,100	7,726,369
Miller Industries, Inc. (a)(b)	659,398	14,381,470
		22,107,839
Media - 9.36%
Idearc, Inc.	225,500	7,915,050
Valassis Communications, Inc. (a)	226,900	3,900,411
Westwood One, Inc.	476,900	3,276,303
		15,091,764
Real Estate Investment Trusts - 4.68%
Capital Lease Funding, Inc.	703,600	7,535,556
Real Estate Management & Development - 7.90%
MI Developments, Inc.	340,700	12,738,773
Software - 13.19%
CA, Inc.	692,049	17,930,990
Microsoft Corporation	119,300	3,324,891
		21,255,881
Specialty Retail - 3.77%
Home Depot, Inc.	165,600	6,084,144

Total investments - 97.62% (Cost $132,697,637)		157,343,009

Time deposit* - 2.47%		3,978,956

Liabilities in excess of other assets - (0.09%)		(145,184)

Net assets - 100.00%		$161,176,781

(a) - Non-income producing security.
(b) - Affiliated issuer.
* - Time deposit bears interest at 4.68% and matures on 4/2/2007.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

	Core	Large Cap	Mid-Cap	Small Cap	All Cap
	Value Fund	Value Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$1,795,431,269	$5,300,352,345	$4,086,278,047	$531,853,119	$132,697,637
Gross unrealized appreciation	202,837,862	851,590,124	866,162,321	150,474,244	26,782,889
Gross unrealized depreciation	-68,344,798	-173,533,124	-190,380,128	-38,048,917	-2,137,517
Net unrealized appreciation	134,493,064	678,057,000	675,782,193	112,425,327	24,645,372

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hotchkis and Wiley Funds
By (Signature and Title) /s/ Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds
Date May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date May 18, 2007

By (Signature and Title) /s/ James Menvielle
James Menvielle
Treasurer of Hotchkis and Wiley Funds

Date May 18, 2007